Accumulated Other Comprehensive Income / (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrealized Gain / (Loss) on cash flow hedges
AOCI - Balance, beginning of period	$ 37,710	$ 62,009	$ (84,150)
OCI before reclassifications	(27,144)	80,759	521,002
Amounts reclassified from AOCI	(10,566)	(105,058)	(374,843)
Net current-period OCI	(37,710)	(24,299)	146,159
AOCI - Balance, end of period		$ 37,710	$ 62,009